4. EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
EQUIPMENT

At September 30, 2014 and December 31, 2013 equipment is as follows:

	As of September 30, 2014	As of December 31, 2013

Automobile	$25,828	$25,828
Office Equipment	5,560	5,560
Less Accumulated Depreciation	(21,991)	(17,295)

Total Property and Equipment	$9,397	$14,093

Depreciation and amortization expense for the three and nine months ended September 30, 2014 was $1,582 and $4,695, respectively.

Depreciation and amortization expense for the three and nine months ended September 30, 2013 was $1,537 and $4,306, respectively.

At December 31, 2013 and December 31, 2012 equipment is as follows:

	As of December 31, 2013	As of December 31, 2012

Automobile	$25,828	$25,828
Office Equipment	5,560	2,086
Less Accumulated Depreciation	(17,295)	(11,406)

Total Property and Equipment	$14,093	$16,508

Depreciation and amortization expense for the year ended December 31, 2013 and 2012 was $5,888 and $5,583 respectively.